Debt - Schedule of credit facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Current	$ 74,780	$ 0
Non-current	17,500	75,000
Total	$ 92,280	$ 75,000
October 2022 facility [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (p.a.)	8.51%
Current	$ 20,000
Non-current	0
Total	$ 20,000
January 2023 facility [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (p.a.)	8.51%
Current	$ 10,000
Non-current	0
Total	$ 10,000
September 2023 facility [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (p.a.)	8.75%
Current	$ 7,500
Non-current	7,500
Total	$ 15,000
October 2023 facility [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (p.a.)	8.95%
Current	$ 10,000
Non-current	10,000
Total	$ 20,000
December 2023 facility [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (p.a.)	10.45%
Current	$ 10,000
Non-current	0
Total	$ 10,000
Working capital facility [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (p.a.)	9.00%
Current	$ 9,235
Non-current	0
Total	9,235
Inventory financing facilities [Member]
Disclosure of detailed information about borrowings [line items]
Current	8,045
Non-current	0
Total	$ 8,045